                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 2011

Check here if Amendment [_]; Amendment Number:  ______
This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BURGUNDY ASSET MANAGEMENT LTD.
Address: 181 BAY STREET, SUITE 4510
         BAY WELLINGTON TOWER, BROOKFIELD PLACE
         TORONTO, ONTARIO   M5J 2T3

Form 13F File Number:  28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  KATIE HARRIGAN
Title: CHIEF COMPLIANCE OFFICER
Phone: (416) 868-3592

Signature, Place, and Date of Signing:


/s/ Katie Harrigan         Toronto, Ontario Canada            August 10, 2011
-----------------------   --------------------------        --------------------
    [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
28-
   -------------------   -------------------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          NONE

Form 13F Information Table Entry Total:                      106

Form 13F Information Table Value Total:                3,891,721
                                                     -----------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                            SHRS OR                  INVESTMENT                  VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS   CUSIP     VALUE (x1000)  PRN AMT  SH/PRN PUT/CALL DISCRETION OTHER MANAGERS   SOLE    SHARED NONE
----------------- -------------- ----------- ------------- --------- ------ -------- ---------- -------------- -------- ------ ----
3M Co.            COM            88579Y 10 1         37968    400299 SH                         SOLE              400299
Activision
  Blizzard
  Inc.            COM            00507V 10 9         37192   3184243 SH                         SOLE             3184243
Altria Group
  Inc.            COM            02209S 10 3         26838   1016220 SH                         SOLE             1016220
Amerisource
  Bergen
  Corp.           COM            03073E 10 8         48265   1165829 SH                         SOLE             1165829
Arbitron Inc.     COM            03875Q 10 8         41876   1013222 SH                         SOLE             1013222
Ares Capital
  Corp.           COM            04010L 10 3         51692   3216694 SH                         SOLE             3216694
Arthur J.
  Gallagher &
  Co.             COM            363576 10 9         37110   1300289 SH                         SOLE             1300289
Artio Global
  Investors
  Inc.            COM            04315B 10 7          9840    870839 SH                         SOLE              870839
Bank of
Montreal          COM            063671 10 1           954     15000 SH                         SOLE               15000
Bank of New
  York Mellon
  Corp.           COM            064058 10 0         40064   1563768 SH                         SOLE             1563768
Bank of Nova
  Scotia          COM            064149 10 7         99099   1645108 SH                         SOLE             1645108
Barrick Gold
  Corp.           COM            067901 10 8          3183     70100 SH                         SOLE               70100
Baxter
  International
  Inc.            COM            071813 10 9         60898   1020236 SH                         SOLE             1020236
BB&T Corp.        COM            054937 10 7         54449   2028654 SH                         SOLE             2028654
Becton,
  Dickinson and
  Co.             COM            075887 10 9         37065    430135 SH                         SOLE              430135
Berkshire
  Hathaway
  Inc.            CL A           084670 10 8         26356       227 SH                         SOLE                 227
Berkshire
  Hathaway
  Inc.            CL B           084670 70 2          1904     24597 SH                         SOLE               24597
Bridgepoint
  Education
  Inc.            COM            10807M 10 5         23845    953792 SH                         SOLE              953792
Brown & Brown
  Inc.            COM            115236 10 1         48321   1883121 SH                         SOLE             1883121
Canadian
  National
  Railway
  Co.             COM            136375 10 2         89034   1113209 SH                         SOLE             1113209
Canadian
  Natural
  Resources
  Ltd.            COM            136385 10 1        110072   2625874 SH                         SOLE             2625874
Canadian
  Pacific
  Railway
  Ltd.            COM            13645T 10 0         81310   1303367 SH                         SOLE             1303367
CareFusion
  Corp.           COM            14170T 10 1         14619    538060 SH                         SOLE              538060
Cenovus Energy
  Inc.            COM            15135U 10 9        126636   3355506 SH                         SOLE             3355506
Cisco Systems
  Inc.            COM            17275R 10 2         64982   4162832 SH                         SOLE             4162832
Citigroup
  Inc.            COM            172967 42 4          1041     25000 SH                         SOLE               25000
Copart, Inc.      COM            217204 10 6         14270    306224 SH                         SOLE              306224
Corporate
  Executive
  Board Co.       COM            21988R 10 2         40811    934962 SH                         SOLE              934962
DealerTrack
  Holdings
  Inc.            COM            242309 10 2         20440    890640 SH                         SOLE              890640
Dentsply
  International
  Inc.            COM            249030 10 7           548     14400 SH                         SOLE               14400
Dollar
  Financial
  Corp.           COM            256664 10 3         44672   2063351 SH                         SOLE             2063351
Dun &
  Bradstreet
  Corp.           COM            26483E 10 4          1476     19540 SH                         SOLE               19540
Eaton Vance
Floating-Rate
  Income Trust    COM            278279 10 4          3922    241623 SH                         SOLE              241623
EchoStar
  Corp.           CL A           278768 10 6         67821   1861683 SH                         SOLE             1861683
Emerson
  Electric
  Co.             COM            291011 10 4         38733    688585 SH                         SOLE              688585
Enbridge
  Inc.            COM            29250N 10 5           368     11320 SH                         SOLE               11320
EnCana Corp.      COM            292505 10 4        168913   5470658 SH                         SOLE             5470658
Equifax Inc.      COM            294429 10 5        101195   2914594 SH                         SOLE             2914594
Expedia Inc.      COM            30212P 10 5         80030   2760622 SH                         SOLE             2760622
FirstService
  Corp.           SUB VTG SH     33761N 10 9         27571    796405 SH                         SOLE              796405
FXCM Inc.         CL A           302693 10 6         31272   3152422 SH                         SOLE             3152422
General
  Electric Co.    COM            369604 10 3           943     50000 SH                         SOLE               50000
Gilead
  Sciences,
  Inc.            COM            375558 10 3         29890    721795 SH                         SOLE              721795
Gladstone
  Investment
  Corp.           COM            376546 10 7         17237   2414159 SH                         SOLE             2414159
Google Inc.       CL A           38259P 50 8         39405     77817 SH                         SOLE               77817
Graco Inc.        COM            384109 10 4         15234    300714 SH                         SOLE              300714
HCC Insurance
  Holdings Inc.   COM            404132 10 2         30589    971064 SH                         SOLE              971064
Hilltop
  Holdings
  Inc.            COM            432748 10 1         25188   2849286 SH                         SOLE             2849286
IAC/Inter
  ActiveCorp      COM            44919P 50 8         27201    712628 SH                         SOLE              712628
Iconix Brand
  Group Inc.      COM            451055 10 7         64126   2649837 SH                         SOLE             2649837
iShares iBoxx
  High Yield
Corporate Bond
  Fund            COM            464288 51 3          3559     38981 SH                         SOLE               38981
Johnson &
  Johnson Inc.    COM            478160 10 4         53417    803028 SH                         SOLE              803028
Kayne Anderson
  Energy
  Development
  Co.             COM            48660Q 10 2         15293    843504 SH                         SOLE              843504
Kraft Foods
  Inc.            COM            50075N 10 4           528     15000 SH                         SOLE               15000
Laboratory
  Corporation
  of America
  Holdings        COM            50540R 40 9          3781     39064 SH                         SOLE               39064
Lender
  Processing
  Services
  Inc.            COM            52602E 10 6         53799   2572864 SH                         SOLE             2572864
LoJack Corp.      COM            539451 10 4           291     66794 SH                         SOLE               66794
Lorillard Inc.    COM            544147 10 1         34515    317032 SH                         SOLE              317032
M&T Bank
  Corp.           COM            55261F 10 4           315      3583 SH                         SOLE                3583
Madison Square
  Garden Co.      COM            55826P 10 0         62136   2257021 SH                         SOLE             2257021
MarketAxess
  Holdings
  Inc.            COM            57060D 10 8         84518   3372607 SH                         SOLE             3372607
McCormick
  & Co., Inc.     COM            579780 20 6         22455    452999 SH                         SOLE              452999
McDonald's
  Corp.           COM            580135 10 1          2009     23826 SH                         SOLE               23826
McGraw-Hill
  Companies,
  Inc.            COM            580645 10 9           376      8960 SH                         SOLE                8960
Medtronic Inc.    COM            585055 10 6         35745    927710 SH                         SOLE              927710
Merck & Co.,
  Inc.            COM            58933Y 10 5          1180     33440 SH                         SOLE               33440
Microsoft
  Corp.           COM            594918 10 4         60502   2326995 SH                         SOLE             2326995
Moody's
  Corp.           COM            615369 10 5          4665    121630 SH                         SOLE              121630
MSCI Inc.         COM            55354G 10 0         27447    728417 SH                         SOLE              728417
NGP Capital
  Resources
  Co.             COM            62912R 10 7          9837   1199678 SH                         SOLE             1199678
Nutraceutical
International
  Corp.           COM            67060Y 10 1         16430   1068273 SH                         SOLE             1068273
Occidental
  Petroleum
  Corp.           COM            674599 10 5         47599    457504 SH                         SOLE              457504
Omnicom Group
  Inc.            COM            681919 10 6          1407     29218 SH                         SOLE               29218
Oracle Corp.      COM            68389X 10 5         43290   1315416 SH                         SOLE             1315416
Patterson-UTI
  Energy
  Inc.            COM            703481 10 1          1066     33729 SH                         SOLE               33729
Penske Auto
  Group Inc.      COM            70959W 10 3         51770   2276627 SH                         SOLE             2276627
Penson Worldwide,
  Inc.            COM            709600 10 0           240     67300 SH                         SOLE               67300
PepsiCo Inc.      COM            713448 10 8         41062    583022 SH                         SOLE              583022
Pfizer Inc.       COM            717081 10 3           481   23329.3 SH                         SOLE             23329.3
Philip Morris
International
  Inc.            COM            718172 10 9         47400    709904 SH                         SOLE              709904
Primerica Inc.    COM            74164M 10 8         50453   2296470 SH                         SOLE             2296470
Procter & Gamble
  Co.             COM            742718 10 9         18524    291401 SH                         SOLE              291401
Qualcomm Inc.     COM            747525 10 3         27016    475725 SH                         SOLE              475725
Ritchie Bros.
Auctioneers Inc.  COM            767744 10 5         65992   2400567 SH                         SOLE             2400567
Rogers
  Communications
  Inc.            CL B           775109 20 0        108785   2747394 SH                         SOLE             2747394
Royal Bank of
  Canada          COM            780087 10 2        100258   1754022 SH                         SOLE             1754022
Safeway Inc.      COM            786514 20 8         41719   1785151 SH                         SOLE             1785151
Shaw
  Communications
  Inc.            CL B           82028K 20 0          1160     50863 SH                         SOLE               50863
Solera Holdings
  Inc.            COM            83421A 10 4         15852    267955 SH                         SOLE              267955
SPDR Barclays
  Capital
High Yield Bond
  ETF             COM            78464A 41 7          3510     87261 SH                         SOLE               87261
Sun Life
  Financial
  Inc.            COM            866796 10 5         48304   1603760 SH                         SOLE             1603760
Suncor Energy
  Inc.            COM            867224 10 7         33184    846727 SH                         SOLE              846727
Symantec
  Corp.           COM            871503 10 8           257     13023 SH                         SOLE               13023
Tech Data
  Corporation     COM            878237 10 6         35612    728412 SH                         SOLE              728412
Thomson Reuters
  Corp.           COM            884903 10 5        170298   4536107 SH                         SOLE             4536107
Tim Hortons
  Inc.            COM            88706M 10 3        107496   2201729 SH                         SOLE             2201729
Time Warner
  Inc.            COM            887317 30 3           247      6800 SH                         SOLE                6800
Toronto-Dominion
  Bank            COM            891160 50 9        107827   1271692 SH                         SOLE             1271692
U.S. Concrete
  Inc.            COM            90333L 20 1           159     18161 SH                         SOLE               18161
United
  Technologies
  Corp.           COM            913017 10 9         35081    396351 SH                         SOLE              396351
US Gold
  Corp.           COM            912023 20 7            60     10000 SH                         SOLE               10000
Viacom
  Inc.            CL A           92553P 10 2           620     10782 SH                         SOLE               10782
Visa Inc.         COM            92826C 83 9         59780    709473 SH                         SOLE              709473
Wal-Mart Stores
  Inc.            COM            931142 10 3           850     16000 SH                         SOLE               16000
Washington Post
  Co.             CL B           939640 10 8         24019     57332 SH                         SOLE               57332
Western Union
  Co.             COM            959802 10 9         41077   2050781 SH                         SOLE             2050781

                                   TOTAL           3891721                                               COUNT       106